Summary of significant accounting policies (Tables)	6 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of disaggregation revenues

The following table disaggregates the Group’s revenues for the six months ended March 31, 2024 and 2025:

	For the six months ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
By revenue type:
Auto parts and auto accessories sales	23,348	78,949
New car sales	$24,435	$922
Automotive insurance related services	359	-
Total	$48,142	$79,871

Schedule of currency exchange rates

	As of September 30,	As of March 31,
	2024	2025
Balance sheet items, except for equity accounts	7.0176	7.2567

	For the six months ended March 31,
	2024	2025
Items in the statements of operations and comprehensive loss, and statements of cash flows	7.2063	7.2291

Schedule of net loss per share

The net loss per share presented in the unaudited interim condensed consolidated statements of operations and comprehensive loss was based on the following:

	For the six months ended		For the six months ended
	March 31, 2024		March 31, 2025
	Redeemable ordinary shares	Non-redeemable ordinary shares	Redeemable ordinary shares	Non-redeemable ordinary shares
Numerator:
Attribution of net loss	$(2,832)	$(7,210)	$-	$(5,239)
Accretion of mezzanine equity to redemption value	5,558	-	-	-
Allocation of net income (loss)	$2,726	$(7,210)	$-	$(5,239)

Denominator:
Basic and diluted weighted average shares outstanding	28,900,700	73,580,500	-	106,059,912
Basic and diluted net income (loss) per ordinary shares	$0.09	$(0.10)	$-	$(0.05)